SCHEDULE OF BUSINESS COMBINATION AND RELATED TRANSACTION (Details) - Common Stock [Member]	12 Months Ended
	Dec. 31, 2025 shares
Balance, shares	18,000,000	[1]
Reverse recapitalization / AlphaVest Public shares, shares	1,416,002	[1]
PIPE shares issued, shares	800,000	[1]
AlphaVest Initial Shareholders, shares	2,323,528
Shares underlying sponsor convertible notes	55,833	[1]
Balance, shares	22,595,363	[1]

[1]	Par value of common stock, additional paid-in capital and share data have been retroactively restated to give effect to reverse recapitalization that is discussed in Note 1.